Analysis By Operating Segment and Geographic Area - Summary of Analysis by Segment (Parenthetical) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of operating segments [Line Items]
Share of income in companies accounted for under equity method	$ (11.9)	$ (6.9)	$ 38.3
Operating Income before costs costs related to the Transformation Plan and impairments	(77.2)	(212.7)	60.9
EBIT before costs costs related to the Transformation Plan and impairments	(97.3)	(220.9)	82.3
Non-operated resources earnings before income tax transformation plan	(207.3)
Goodwill depreciation			(803.8)
Capitalized development costs	(34.1)	(34.0)	(41.5)
Eliminations and Other [Member]
Disclosure of operating segments [Line Items]
General corporate expenses	(37.8)	(33.2)	(38.6)
Intra-group margin	(8.7)	(36.6)	(30.6)
Non Operated Resources [Member] | Operating Segments [Member]
Disclosure of operating segments [Line Items]
Non-operated resources earnings before income tax transformation plan	$ (186.3)	(54.3)	(207.8)
Contractual Data Acquisition [Member] | Operating Segments [Member]
Disclosure of operating segments [Line Items]
Goodwill depreciation			(365.0)
Intangible assets impairment		(0.8)	(33.0)
Geology Geophysics and Reservoir [Member] | Operating Segments [Member]
Disclosure of operating segments [Line Items]
Goodwill depreciation			(438.8)
Intangible assets impairment			(11.2)
Equipment and Seismic Vessels [Member]
Disclosure of operating segments [Line Items]
Impairment of tangible asset		(31.4)	(110.0)
Equipment and Seismic Vessels [Member] | Non Operated Resources [Member] | Operating Segments [Member]
Disclosure of operating segments [Line Items]
Impairment of tangible asset		(31.4)
Equipment and Seismic Vessels [Member] | Contractual Data Acquisition [Member] | Operating Segments [Member]
Disclosure of operating segments [Line Items]
Impairment of tangible asset			(110.0)
Other tangible assets [member] | Contractual Data Acquisition [Member] | Operating Segments [Member]
Disclosure of operating segments [Line Items]
Impairment of tangible asset			(10.9)
Multi-Client Surveys [Member] | Geology Geophysics and Reservoir [Member] | Operating Segments [Member]
Disclosure of operating segments [Line Items]
Intangible assets impairment		(96.8)	$ (41.8)
Other Impaired Assets [Member] | Geology Geophysics and Reservoir [Member] | Operating Segments [Member]
Disclosure of operating segments [Line Items]
Impairment of tangible asset		$ (0.5)